Property and Equipment	3 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020
Property and Equipment
4. Property and Equipment

Property and equipment, net consisted of the following:

	December 31, 2020	September 30, 2020

Computer software	$1,535	$1,535
Office equipment, furniture, fixtures and leasehold improvements	3,612	3,595
Total property and equipment, at cost	5,147	5,130
Accumulated depreciation and amortization	(4,297)	(4,224)
Property and equipment, net	$850	$906

Depreciation expense for three-month periods ended December 31, 2020 and 2019 was $73 and $79, respectively.

Property and equipment, net consisted of the following:

	September 30, 2020	September 30, 2019

Computer software	$1,535	$1,497
Office equipment, furniture, fixtures and leasehold improvements	3,595	3,599
Total property and equipment, at cost	5,130	5,096
Accumulated depreciation and amortization	(4,224)	(4,244)
Property and equipment, net	$906	$852

Depreciation expense for fiscal 2020 and 2019 was $248 and $349, respectively.